ASSET ACQUISITION - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Business Acquisition [Line Items]
Contingent liabilities for payable for asset acquisition	¥ 164,254	$ 25,910	¥ 164,254